As filed with the Securities and Exchange Commission on May 19, 2011

File No. 033-64915

File No. 811-07447

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the

SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 53	☒

and/or

REGISTRATION STATEMENT

Under the

INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 56	☒

(Check appropriate box or boxes)

Virtus Insight Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl St.

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Robert N. Hickey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 53 relates to the following series:

Virtus Balanced Allocation Fund

Virtus Core Equity Fund

Virtus Emerging Markets Opportunities Fund

Virtus High Yield Income Fund

Virtus Insight Government Money Market Fund

Virtus Insight Money Market Fund

Virtus Insight Tax-Exempt Money Market Fund

Virtus Intermediate Government Bond Fund

Virtus Intermediate Tax-Exempt Bond Fund

Virtus Short/Intermediate Bond Fund

Virtus Tax-Exempt Bond Fund

Virtus Value Equity Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 19th day of May, 2011.

VIRTUS INSIGHT TRUST

By:	/s/ GEORGE R. AYLWARD
George R. Aylward,
President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 19th day of May, 2011.

Signature	Title

/S/ GEORGE R. AYLWARD George R. Aylward	Trustee and President (principal executive officer)

/S/ W. PATRICK BRADLEY W. Patrick Bradley	Senior Vice President, Chief Financial Officer and Treasurer (principal accounting officer)

/S/ LEROY KEITH, JR. Leroy Keith, Jr.*	Trustee

/S/ PHILIP R. MCLOUGHLIN Philip R. McLoughlin*	Chairman and Trustee

/S/ GERALDINE M. MCNAMARA Geraldine M. McNamara*	Trustee

/S/ JAMES M. OATES James M. Oates*	Trustee

/S/ RICHARD E. SEGERSON Richard E. Segerson*	Trustee

/S/ FERDINAND L.J. VERDONCK Ferdinand L.J. Verdonck*	Trustee

By:	/s/ GEORGE R. AYLWARD
*George R. Aylward, Attorney-in-fact pursuant to power of attorney.

C-7

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase